Premises and Equipment	12 Months Ended
Dec. 31, 2017
Premises and Equipment [Abstract]
Premises and Equipment

10.  Premises And Equipment

Premises and equipment consist of the following:

(Dollars in thousands)	December 31,
	2017	2016
Land	$1,126	$1,126
Buildings and improvements	11,358	9,460
Furniture, computer software and equipment	5,898	5,166
	18,382	15,752
Less: accumulated depreciation	(9,495)	(8,895)
	$8,887	$6,857

Depreciation expense on premises and equipment charged to operations was $672,000 in 2017, $595,000 in 2016 and $506,000 in 2015.